Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities available for sale
Fair Value Less Than 12 Months	$ 22,373	$ 4,262
Unrealized Loss Less Than 12 Months	(577)	(36)
Fair Value Less Than 12 Months or Longer	4,614	1,688
Unrealized Loss Less Than 12 Months or Longer	(213)	(18)
Securities Held to Maturity
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer
Unrealized Loss Less Than 12 Months or Longer
US Treasury Securities and Obligations of US Government Corporations and Agencies
Securities available for sale
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer	894
Unrealized Loss Less Than 12 Months or Longer	(105)
Municipal Notes
Securities available for sale
Fair Value Less Than 12 Months	7,902	1,537
Unrealized Loss Less Than 12 Months	(243)	(23)
Fair Value Less Than 12 Months or Longer	1,668
Unrealized Loss Less Than 12 Months or Longer	(58)
Securities Held to Maturity
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer
Unrealized Loss Less Than 12 Months or Longer
Mortgage Backed Securities
Securities available for sale
Fair Value Less Than 12 Months	14,471	2,725
Unrealized Loss Less Than 12 Months	(334)	(13)
Fair Value Less Than 12 Months or Longer	2,052	1,687
Unrealized Loss Less Than 12 Months or Longer	(50)	(16)
Equity Securities
Securities available for sale
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer		1
Unrealized Loss Less Than 12 Months or Longer		$ (2)